Average Annual Total Returns - ProShares Long Online Short Stores ETF	None OneYear	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions SinceInception	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares SinceInception	ProShares Long Online/Short Stores Index OneYear		ProShares Long Online/Short Stores Index SinceInception
Total	91.05%	31.26%	Nov. 14, 2017	90.44%	31.13%	54.32%	25.25%	92.06%	[1]	31.55%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.